Property and Equipment (Narrative) (Details) (USD $)	3 Months Ended
	Mar. 29, 2014	Mar. 30, 2013
Depreciation and Amortization	$ 12,468	$ 37,804
Cost of Goods Sold	103,851	0
General and Administrative Expense	$ 0	$ 241,754